Commitments and Contingencies (Details 2)	12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2013 Wuling Center USD ($)	Nov. 30, 2012 Wuling Center USD ($)	May 31, 2012 Wuling Center USD ($)	May 31, 2012 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY
Commitments and Contingencies
Investment commitment						$ 9,500,000	60,000,000	$ 9,500,000	60,000,000
Investment commitment paid	$ 2,161,001	$ 21,567,027	$ 9,878,053	$ 500,000	$ 2,400,000